
Schedule of Investments
December 31, 2006

Corporate Bonds & Notes                                                                                              Value
Name of Issuer                                                                            Principal                (Note B)
---------------------------------------------------------------------------------------------------------------------------
Advertising - 2.15%
---------------------------------------------------------------------------------------------------------------------------
      Interpublic Group Co. Notes, 7.25%, 8/15/11 (a)                                      $ 29,900,000       $ 30,199,000


Automobile & Truck - 6.86%
---------------------------------------------------------------------------------------------------------------------------
      Collins and Aikman Products, 10.75%, 12/31/11 (f)                                      20,000,000            842,000
      Delphi Corp. Notes, 6.55%, 6/15/06 (f)                                                 36,950,000         41,106,875
      Dura Operating Corp. Senior Notes, Series B, 8.625%, 4/15/12 (f)                       35,310,000         12,005,400
      HLI Operating Co. Senior Notes, 10.5%, 6/15/10                                         15,684,000         13,958,760
      TRW Automotive, Inc. Senior Sub. Notes, 11%, 2/15/13 (a)                               23,540,000         25,805,725
      TRW Automotive, Inc. Senior Notes, 9.375%, 2/15/13                                      2,602,000          2,790,645
                                                                                                        -------------------
                                                                                                                96,509,405


Broadcast Cable TV - 4.41%
---------------------------------------------------------------------------------------------------------------------------
      Charter Comm. Opt. LLC Senior Notes, Series 144A, 8%, 4/30/12 (i)                      40,000,000         41,550,000
      Charter Comm. Opt. LLC Senior Notes, Series 144A, 8.375%, 4/30/14 (i)                   5,000,000          5,218,750
      Paxson Comm. Corp. Senior Secured Notes, Series 144A, FRN, 8.624%, 1/15/12 (i)         15,000,000         15,187,500
                                                                                                        -------------------
                                                                                                                61,956,250


Building & Contruction - 0.71%
---------------------------------------------------------------------------------------------------------------------------
      Associated Materials, Inc. Senior Sub Notes, 9.75%, 4/15/12                             9,750,000         10,042,500


Chemicals - 6.49%
---------------------------------------------------------------------------------------------------------------------------
      Foamex LP Capital Corp. Senior Secured Notes, 10.75%, 4/01/09                          15,640,000         18,377,000
      Lyondell Chemical Senior Secured Notes, 11.125%, 7/15/12 (a)                           20,000,000         21,500,000
      Pioneer Americas, Inc. Secured Notes,  10%, 12/31/08                                    9,624,544         10,009,526
      Polyone Corp. Senior Notes, 8.875%, 5/01/12 (a)                                        20,000,000         19,950,000
      Polyone Corp., 10.625%, 5/15/10                                                         7,940,000          8,416,400
      Reichhold Industries, Inc. Senior Notes, Series 144A, 9%, 8/15/14 (i)                   5,195,000          5,091,100
      Sterling Chemical, Inc., 10%, 12/19/07                                                  8,179,301          7,893,025
                                                                                                        -------------------
                                                                                                                91,237,051


Commercial Printing - 1.07%
---------------------------------------------------------------------------------------------------------------------------
      Quebecor World, Inc., 7.25%, 1/15/07                                                   15,000,000         15,021,585


Conglomerate - 1.15%
---------------------------------------------------------------------------------------------------------------------------
      JII Holdings LLC Secured Notes, 13%, 4/01/07                                           12,600,000         12,600,000
      Jordan Industries Senior Notes, Series D, 10.375%, 8/01/07                              6,000,000          3,600,000
                                                                                                        -------------------
                                                                                                                16,200,000


Drug Stores - 2.30%
---------------------------------------------------------------------------------------------------------------------------
      Rite Aid Corp. Notes, 7.125%, 1/15/07                                                  25,895,000         25,895,000
      Rite Aid Corp. Secured Notes, 7.5%, 1/15/15                                             6,500,000          6,435,000
                                                                                                        -------------------
                                                                                                                32,330,000


Electrical Utilities - 10.03%
---------------------------------------------------------------------------------------------------------------------------
      IPALCO Enterprises, Inc. Senior Secured Notes, 8.375%, 11/14/08 (a)                    16,790,000         17,419,625
      Midwest Generation LLC Secured Notes, 8.75%, 5/01/34 (a)                               50,000,000         54,250,000
      Mirant Americas Genr, Inc. Senior Notes, 8.3%, 5/01/11 (f)                             17,000,000         17,425,000
      Orion Power Holdings, Inc. Senior Notes, 12%, 5/01/10 (a)                              29,000,000         32,915,000
      Sierra Pacific Power Co. Notes, Series A, 8%, 6/01/08 (a)                              18,535,000         19,049,328
                                                                                                        -------------------
                                                                                                               141,058,953


Energy/Natural Resources - 11.04%
---------------------------------------------------------------------------------------------------------------------------
      ANR Pipeline Co. Senior Notes, 8.875%, 3/15/10 (a)                                     29,630,000         31,084,537
      Forest Oil Corp. Senior Notes, 7.75%, 5/01/14 (a)                                      11,604,000         11,807,070
      Forest Oil Corp. Senior Notes, 8%, 6/15/08 (a)                                         20,405,000         20,889,619
      Husky Oil Bonds, 8.9/11.1875%, 8/15/28 (a) (e)                                         20,000,000         20,917,180
      Northwest Pipeline Corp. Debentures, 6.625%, 12/01/07                                   4,615,000          4,626,537
      Northwest Pipeline Corp. Senior Notes, 8.125%, 3/01/10                                  1,000,000          1,041,250
      Parker Drilling Co. Senior Notes, 9.625%, 10/01/13                                      2,500,000          2,740,625
      Parker Drilling Co. Senior Notes, FRN 10.119%, 9/01/10                                 10,000,000         10,225,000
      Pogo Producing Co. Senior Sub. Notes, Series B, 8.25%, 4/15/11                         11,350,000         11,633,750
      Southern Natural Gas Notes, 8.875%, 3/15/10                                            10,762,000         11,290,306
      Southern Natural Gas Notes, 6.7%, 10/01/07                                              9,867,000          9,938,319
      Swift Energy Co. Senior Sub. Notes, 9.375%, 5/01/12 (a)                                18,000,000         18,990,000
                                                                                                        -------------------
                                                                                                               155,184,193

Entertainment - 6.34%
---------------------------------------------------------------------------------------------------------------------------
      AMC Entertainment, Inc. Senior Sub. Notes, 9.875%, 2/01/12                             16,500,000         17,325,000
      AMC Entertainment, Inc. Senior Sub. Notes, 9.5%, 2/01/11                               12,296,000         12,342,110
      AMC Entertainment, Inc. Senior Sub. Notes, 8%, 3/01/14                                 16,710,000         16,584,675
      Cinemark USA, Inc. Senior Discount Notes, 0/9.75%, 3/15/14 (b)                         50,000,000         42,937,500
                                                                                                        -------------------
                                                                                                                89,189,285


Financial Services - 0.09%
---------------------------------------------------------------------------------------------------------------------------
      Finova Group, Inc. Notes, 7.5%,  11/15/09                                               4,542,500          1,317,325


Food Processing - 3.64%
---------------------------------------------------------------------------------------------------------------------------
      B&G Foods Senior Sub. Notes, 8%, 10/01/11                                               1,000,000          1,010,000
      Chiquita Brands Intl. Senior Notes, 7.5%, 11/01/14                                     14,150,000         12,947,250
      Chiquita Brands Intl. Senior Notes, 8.875%, 12/01/15                                   22,500,000         21,543,750
      Dean Foods Co. Senior Notes, 6.625%, 5/15/09 (a)                                       13,032,000         13,260,060
      Mrs. Fields Brands Financing Notes, 9%, 3/15/11                                         3,500,000          2,380,000
                                                                                                        -------------------
                                                                                                                51,141,060

Gaming - 9.60%
---------------------------------------------------------------------------------------------------------------------------
      MGM Mirage, Inc. Senior Sub. Notes, 9.75%, 6/01/07 (a)                                 37,857,000         38,330,213
      Park Place Entertainment, 8.875%, 9/15/08 (a)                                          26,000,000         27,105,000
      Trump Entertainment Resorts, Inc. Secured Notes, 8.5%, 6/01/15                         69,914,327         69,564,755
                                                                                                        -------------------
                                                                                                               134,999,968


Grocery Stores / Distributors - 1.06%
---------------------------------------------------------------------------------------------------------------------------
      Fleming Co., Inc. Senior Notes, 10.125%, 4/01/08 (f)                                   15,000,000          2,175,000
      Fleming Co., Inc. Senior Notes, 9.25%, 6/15/10 (f)                                      8,309,000          1,204,805
      Pathmark Stores, Inc. Senior Sub. Notes, 8.75%, 2/01/12                                11,500,000         11,514,375
                                                                                                        -------------------
                                                                                                                14,894,180

Health Care Diversified - 0.01%
---------------------------------------------------------------------------------------------------------------------------
                                                                                                        -------------------
      Global Health Sciences Co. Senior Notes, 11%, 5/01/08 (c) (f)                           5,000,000            162,500


Independent Power Producer - 3.81%
---------------------------------------------------------------------------------------------------------------------------
      Calpine Corp. Senior Secured Notes, Series 144A, 8.5%, 7/15/10 (a) (i)                 27,000,000         28,822,500
      Calpine Corp. Senior Secured Notes, Series 144A, 8.75%, 7/15/13 (a) (i)                23,000,000         24,667,500
                                                                                                        -------------------
                                                                                                                53,490,000


Machine / Tools - 0.75%
---------------------------------------------------------------------------------------------------------------------------
      Thermadyne Holdings Corp. Senior Sub. Notes, 9.25%, 2/01/14                            11,408,000         10,580,920


Marketing / Sales - 0.90%
---------------------------------------------------------------------------------------------------------------------------
      Harry and David, Senior Notes, 9%, 3/01/13                                             13,000,000         12,681,500


Metals & Mining - 0.24%
---------------------------------------------------------------------------------------------------------------------------
      Holdco Senior Secured PIK Notes, 8%, 3/31/10 (c)                                          252,248            252,248
      Kaiser Aluminum Chemical Corp. Senior Sub. Notes, 12.75%, 2/01/03 (f) (g)              46,230,000          3,106,656
      LTV Steel Co., Inc. Senior Notes, 8.2%, 9/15/07 (f)                                     7,776,278                 78
      LTV Steel Co., Inc. Senior Notes, 11.75%, 11/15/09 (f)                                  7,286,184                 73
      National Steel Corp. First Mortgage Notes, 8.375%, 8/01/06 (f) (g)                        495,425              2,477
                                                                                                        -------------------
                                                                                                                 3,361,532

Miscellaneous Manufacturing - 0.38%
---------------------------------------------------------------------------------------------------------------------------
      Amtrol, Inc. Senior Sub. Notes, 10.625%, 12/31/06 (f)                                   6,645,000          5,266,163


Oil / Gas Exploration - 1.98%
---------------------------------------------------------------------------------------------------------------------------
      Newfield Exploration Co. Senior Notes, Series B, 7.45%, 10/15/07 (a)                    7,000,000          7,078,750
      Stone Energy Corp. Senior Notes, Series 144A, FRN, 8.124%, 7/15/10 (i)                 21,000,000         20,790,000
                                                                                                        -------------------
                                                                                                                27,868,750


Packaging & Container - 10.28%
---------------------------------------------------------------------------------------------------------------------------
      Consolidated Container Senior Discount Notes, 0/10.75%, 6/15/09 (b)                     5,500,000          5,568,750
      Jefferson Smurfit Corp., 8.25%, 10/01/12                                                4,000,000          3,900,000
      Owens-Illinois, Inc. Senior Notes, 8.1%, 5/15/07 (a)                                   30,000,000         30,075,000
      Owens-Illinois, Inc. Senior Notes, 7.35%, 5/15/08 (a)                                  20,000,000         20,125,000
      Pliant Corp. Senior Secured Notes, 11.125%, 9/01/09 (f)                                25,000,000         24,312,500
      Pliant Corp. Secured PIK Notes, 11.625%, 6/15/09                                       23,667,276         25,826,915
      Stone Container Senior Notes, 8.375%, 7/01/12                                           6,000,000          5,880,000
      Tekni-Plex, Inc. Senior Secured Notes, Series 144A, 8.75%, 11/15/13 (i)                27,500,000         26,606,250
      Tekni-Plex, Inc. Secured Notes, Series 144A, 10.875%, 8/15/12 (i)                       2,000,000          2,250,000
                                                                                                        -------------------
                                                                                                              144,544,415

Paper/Forest Products - 1.80%
---------------------------------------------------------------------------------------------------------------------------
      American Tissue, Inc. Senior Secured Notes, Series B, 12.5%, 7/15/06 (f) (g)           14,061,292            210,919
      Scotia Pacific Co. LLC, Series B, 7.71%, 1/20/14                                       24,900,000         18,675,000
      Scotia Pacific Co. LLC, Series B, 7.11%, 1/20/14                                        8,500,000          6,375,000
                                                                                                        -------------------
                                                                                                                25,260,919

Publishing - 0.34%
---------------------------------------------------------------------------------------------------------------------------
      Houghton Mifflin Co. Notes, 7.2%, 3/15/11                                               4,800,000          4,848,000

Retail Food Chains - 0.08%
---------------------------------------------------------------------------------------------------------------------------
      Denny's Corp. Holding, Inc., 10%, 10/01/12                                                455,000            480,025
      Planet Hollywood Secured PIK Notes, 9%, 3/30/10 (c) (f)                                   942,093            591,747
                                                                                                        -------------------
                                                                                                                 1,071,772

Telecommunications - 2.15%
---------------------------------------------------------------------------------------------------------------------------
      Qwest Corp. Notes, 5.625%, 11/15/08 (a)                                                30,127,000         30,164,659


Textiles - 0.00%
---------------------------------------------------------------------------------------------------------------------------
      West Point Stevens, Inc. Senior Notes, 7.875%, 6/15/08 (f)                             11,750,000              1,175
      West Point Stevens, Inc. Senior Notes, 7.875%, 6/15/05 (f) (g)                         25,725,000              2,573
                                                                                                        -------------------
                                                                                                                     3,748


      Total Corporate Bonds & Notes -  89.66% (cost - $1,474,471,709)                                       $1,260,585,633
                                                                                                        -------------------



Foreign Bonds                                                                                                        Value
Name of issuer                                                                            Principal                (Note B)
---------------------------------------------------------------------------------------------------------------------------
Foreign Bonds - 1.08%
---------------------------------------------------------------------------------------------------------------------------
      Republic of Argentina, Series Par, 1.33/5.25%, 12/31/38 (e)                           $ 8,481,129        $ 4,579,810
      Republic of Argentina, Series Discount, 8.28%, 12/31/33                                 9,712,227         10,562,047
      Euro Stabilization Notes, 3/15/26                                                          GBP106             72,659
                                                                                                        -------------------
      Total Foreign Bonds -  (cost - $11,598,339)                                                              $15,214,516
                                                                                                        -------------------



                                                                                          Number of                  Value
Stocks                                                                                      Shares                 (Note B)
Name of issuer
---------------------------------------------------------------------------------------------------------------------------
Common Stock - 11.56%
---------------------------------------------------------------------------------------------------------------------------
      American Restaurant Group, Inc. (h)                                                       710,555         $7,460,828
      Chubb Corp.                                                                               444,720         23,530,135
      Core-Mark Holding Co., Inc. (h)                                                           224,333          7,503,939
      Crunch Equity Holdings (d) (h)                                                             12,237         12,848,850
      Darling International, Inc. (h)                                                           745,530          4,107,870
      General Chemical (c) (d) (h)                                                                1,077            565,425
      Haynes International, Inc. (h)                                                            171,500          9,243,850
      Holdco (c) (d) (h)                                                                         62,100            589,950
      International Airline Support Group (h)                                                   219,540              4,391
      JPMorgan Chase & Co.                                                                      370,000         17,871,000
      Kaiser Aluminum Corp.                                                                      39,757          2,225,597
      Kronos Worldwide, Inc.                                                                    270,700          8,813,992
      Lodgian, Inc. (h)                                                                         171,356          2,330,442
      MAXXAM, Inc. (h)                                                                          200,000          5,814,000
      NL Industries                                                                             510,200          5,275,468
      Ormet Corp. (d) (h)                                                                        50,160          7,022,400
      The Penn Traffic Co. (h)                                                                  164,352          2,300,928
      Planet Hollywood International, Inc. (c) (d) (h)                                            2,402                 24
      Polymer Group, Inc., Class A (h)                                                          843,103         21,541,282
      Prandium (h)                                                                              869,935              8,699
      Romacorp Restaurant Holdings, Inc.                                                         82,220          1,397,740
      Safelite Glass Corp., Class B (c) (d) (h)                                                 109,677          2,072,895
      Safelite Realty Corp. (c) (d) (h)                                                           7,403              8,069
      Smurfit-Stone Container (h)                                                               257,142          2,715,420
      Sterling Chemical, Inc. (h)                                                               250,827          3,198,044
      Tokheim (d) (h)                                                                           180,224                901
      Viskase Cos., Inc. (d) (h)                                                              1,293,291          1,952,869
      WestPoint Stevens, Inc.  (h)                                                            1,600,000              4,800
      Zions Bancorporation                                                                      145,600         12,003,264
                                                                                                        -------------------
      Total Common Stocks -  (cost - $281,427,368)                                                            $162,413,072
                                                                                                        -------------------


                                                                                          Number of                  Value
Preferred Stocks                                                                            Shares                 (Note B)
Name of issuer
---------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.07%
---------------------------------------------------------------------------------------------------------------------------
      Viskase Cos., Inc. (c) (d) (h)                                                            512,820           $999,999
                                                                                                        -------------------
      Total Preferred Stock -  (cost - $999,999)                                                                  $999,999
                                                                                                        -------------------


Warrants                                                                                  Number of                  Value
Name of Issuer                                                                         Shares or Units             (Note B)
---------------------------------------------------------------------------------------------------------------------------
Warrants  - 0.58%
---------------------------------------------------------------------------------------------------------------------------
      Republic of Argentina Warrants (h)                                                     34,386,574         $4,573,414
      Core-Mark Holding Co., Inc. Warrants (c) (h)                                               48,142            827,850
      General Chemical A Warrants (c) (d) (h)                                                       622            227,541
      General Chemical B Warrants (c) (d) (h)                                                       461            107,908
      Key Energy Service Warrants (c) (h)                                                        15,000          2,434,695
      Safelite Glass Corp. B Warrants (c) (d) (h)                                               179,192                  2
      Sterling Chemical Warrants (c) (h)                                                         91,385                 18
                                                                                                        -------------------
      Total Warrants -  (cost - $12,746,636)                                                                    $8,171,428
                                                                                                        -------------------


      Total Investments -  102.95% (cost - $1,781,244,051)                                                   1,447,384,648
                                                                                                        -------------------

      Net Other Assets - (2.95%)                                                                               (41,421,016)
                                                                                                        -------------------

      Net Assets - 100%                                                                                    $ 1,405,963,632
                                                                                                        ===================



(a)   All or a portion of security has been pledged to collateralize short-term borrowings.
(b)   Represents a zero coupon bond that converts to a fixed rate at a designated future date.
      The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
(c)   Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.
(d)   All or a portion of security is restricted.  The aggregate market value of restricted securities as of
      December 31, 2006 is $27,558,021, which represents 1.96% of total net assets.  All of these securities are deemed to be liquid.
(e)   Represents a step-up coupon bond that converts to a fixed rate at a designated future date.
      The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
(f)   Non-income producing security due to default or bankruptcy filing.
(g)   Security is in principal default.  As of date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
(h)   Non-income producing security.
(i)   Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At the period end, the value of these securities amounted to $170,183,600 or 12.10% of net assets.

      PIK    Payment in Kind
      GBP  Principal denoted in British Pounds Sterling
      FRN   Floating Rate Note

      Note:  Each fiscal quarter-end the Trust is required to file a complete schedule of portfolio holdings with the Securities and Exchange Commission.  The schedules of portfolio holdings for the second
      and fourth quarters appear in the semiannual and annual reports to shareholders.   For the first and
      third quarters, the Trust files the schedules of portfolio holdings with the SEC on Form N-Q.  The
      Trust makes the information on Forms N-Q available on its website at www.northeastinvestors.com or upon request.

      Shareholders may also access and review information and reports of the Trust, including Form N-Q, at the SEC's Public Reference Room in Washington, D.C.  You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room.  Reports and other information about the Trust are available on the SEC's internet site at http://www.sec.gov. and copies may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Public Reference Center of the Securities and Exchange Commission, Washington, D.C.
      20549-0102. The Trust's reference number as a registrant under the Investment Company
      Act of 1940 is 811-576.

